Property and equipment, net (Details) - Schedule of property and equipment net - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 80,574,151	$ 61,219,220	$ 41,150,041
Less accumulated depreciation and amortization	(19,386,015)	(14,761,530)	(8,340,816)
Property and equipment, net	61,188,136	46,457,690	32,809,225
Charging stations and digital media screens [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	59,400,646	43,717,259	32,172,355
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	16,854,168	14,665,803	6,755,264
Capitalized research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,833,627	973,703	815,406
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	750,901	552,005	541,647
Computer equipment and internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,393,172	974,216	469,824
Other fixed assets [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	327,541	336,234	$ 395,545
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 14,096